Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
AmendmentDescription	Amendment No. 1 to Form S-4
Document Period End Date	Sep. 30, 2017
Trading Symbol	hgv
Entity Registrant Name	Hilton Grand Vacations Inc.
Entity Central Index Key	0001674168
Entity Filer Category	Non-accelerated Filer